Lincoln National Life Insurance Company 150 N. Radnor-Chester Road Radnor, PA 19087-5221

February 6, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4644

RE:	Lincoln Variable Insurance Products Trust (the “Registrant”)
File Nos. 033-70742 and 811-08090
Rule 497(j) filing

Dear Sir or Madam:

On behalf of the above-captioned Registrant, I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933 for the LVIP T. Rowe Price 2010 Fund, LVIP T. Rowe Price 2020 Fund, LVIP T. Rowe Price 2030 Fund, LVIP T. Rowe Price 2040 Fund, and LVIP T. Rowe Price 2050 Fund, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 182 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically and effective on February 1, 2018.

If you have any questions related to this filling, please do not hesitate to contact the undersigned at 484-583-8083.

Sincerely,

/s/	Samuel Goldstein

Samuel Goldstein
Senior Counsel—Funds Management

cc:        Ronald Holinsky, Chief Counsel